Document and Entity Information	0 Months Ended
Sep. 26, 2013
Risk/Return:
Document Type	497
Document Period End Date	Sep. 26, 2013
Registrant Name	RBB FUND INC
Central Index Key	0000831114
Amendment Flag	false
Document Creation Date	Sep. 26, 2013
Document Effective Date	Sep. 26, 2013
Prospectus Date	Dec. 31, 2012
Institutional Class Prospectus | Robeco Boston Partners Global Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	BPGIX
Institutional Class Prospectus | Robeco Boston Partners International Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	BPQIX
Investor Class Prospectus | Robeco Boston Partners Global Equity Fund | Investor Class
Risk/Return:
Trading Symbol	BPGRX
Investor Class Prospectus | Robeco Boston Partners International Equity Fund | Investor Class
Risk/Return:
Trading Symbol	BPQRX